Jointly Owned Facilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Jointly Owned Facilities [Line Items]
Percentage of interest by Northwestern in Colstrip Unit 4	30.00%	30.00%
Proportionate share by each party of operating and construction costs regarding Colstrip Unit 3 or 4	15.00%	15.00%
Susquehanna Nuclear Generation Plant [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	90.00%	90.00%
Electric plant	$ 4,746	$ 4,686
Accumulated depreciation	3,591	3,545
Construction work in progress	$ 117	$ 76
Conemaugh Generation Plant [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	16.25%	16.25%
Electric plant	$ 330	$ 247
Accumulated depreciation	141	131
Construction work in progress	$ 2	$ 63
Keystone Generation Plant [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	12.34%	12.34%
Electric plant	$ 213	$ 207
Accumulated depreciation	102	91
Construction work in progress	$ 2	$ 2
Merrill Creek Reservoir [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	8.37%	8.37%
Other property	$ 22
Accumulated depreciation	$ 15	$ 22
Construction work in progress		$ 16
Colstrip Units 1 and 2 [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	50.00%	50.00%
Colstrip Unit 3 [Member]
Jointly Owned Facilities [Line Items]
Ownership interest	30.00%	30.00%